Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Schedule of Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

	As of December 31, 2023:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents (money market)	$102,484	$—	$—	$102,484

	$102,484	$—	$—	$102,484

	As of December 31, 2022:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents (money market)	$74,802	$—	$—	$74,802

	$74,802	$—	$—	$74,802

Schedule of Rollforward of Changes in Fair Value of Financial Liabilities
The following table sets forth a roll forward of changes in the fair value of financial liabilities, gross of unamortized discount, classified as Level 3 in the fair value hierarchy:

Convertible SAFE Note, gross
Beginning balance at December 31, 2022	$—
Convertible SAFE Note issuance at August 24, 2023	4,000
Change in estimated fair value since issuance	530
Conversion of SAFE Note into common stock in connection with initial public offering	(4,530)

Ending balance at December 31, 2023	$—

Schedule of Significant Unobservable Inputs Used in Valuation Model to Estimate Fair Value	The ranges of the significant unobservable inputs used in the valuation model to estimate the fair value of the Company’s convertible SAFE Note that was categorized within Level 3 of the fair value hierarchy as of August 24, 2023 (issuance) until November 2, 2023 (settlement) were as follows (not stated in thousands):

Probability of meeting qualified equity financing event	10.0% - 20.0%
Probability of meeting public offering event	75.0% - 85.0%
Probability of meeting change in control event	5%
Time until qualified equity financing event (in years)	0.17 - 0.27
Time until public offering event (in years)	0.08 - 0.19
Time until change in control event (in years)	0.50 - 0.60

IPO
Fair Value, Option, Quantitative Disclosures [Line Items]
Summary of Estimated Fair Value Assumptions	The total grant date fair value of this option of approximately $1.2 million, or $0.85 per share, was recorded as an offset to additional paid-in
capital and was estimated using a Black-Scholes model incorporating the following assumptions (not stated in thousands):

Stock price	$11.00
Exercise price	$11.00
Weighted average risk-free interest rate	5.53%
Expected term (in years)	0.08
Expected volatility	65.88%
Expected dividend yield	0.00%